BNY MELLON ETF TRUST

-BNY Mellon Core Bond ETF

-BNY Mellon Short Duration Corporate Bond ETF

-BNY Mellon High Yield Beta ETF

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 2, 2020 (SEC Accession No. 0001493580-20-000055).